Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000027413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000027413 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027413 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027413 [Member] | Diageo PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027413 [Member] | Aon PLC Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027413 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027413 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027413 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027413 [Member] | Safran SA France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027413 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027413 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027413 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000027413 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000027413 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000027413 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000027413 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027413 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000027413 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027413 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.70%
C000027413 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.60%
C000027413 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.20%
C000027413 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000027413 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000027413 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000027413 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000027413 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027413 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027413 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000027415 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027415 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027415 [Member] | Diageo PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027415 [Member] | Aon PLC Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027415 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027415 [Member] | Unilever PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027415 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027415 [Member] | Safran SA France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027415 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027415 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000027415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000027415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000027415 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000027415 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000027415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027415 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.70%
C000027415 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.60%
C000027415 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.20%
C000027415 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000027415 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000027415 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000027415 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000027415 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027415 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027415 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000027420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000027420 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027420 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027420 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027420 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027420 [Member] | Lululemon Athletica Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027420 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027420 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027420 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027420 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027420 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000027420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000027420 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000027420 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027420 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027420 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027420 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027420 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000027422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000027422 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027422 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027422 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027422 [Member] | Fairfax Financial Holdings Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027422 [Member] | Lululemon Athletica Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027422 [Member] | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027422 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027422 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027422 [Member] | KKR And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027422 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000027422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000027422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000027422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027422 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000081949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000081949 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081949 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081949 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081949 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081949 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081949 [Member] | Viking Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081949 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081949 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081949 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081949 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081949 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000081949 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000081949 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000081949 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081949 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081949 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000081949 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081949 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000081949 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081949 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081949 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000027423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000027423 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027423 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027423 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027423 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027423 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027423 [Member] | Viking Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027423 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027423 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027423 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027423 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000027423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000027423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027423 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000081950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000081950 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081950 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081950 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081950 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081950 [Member] | Beacon Roofing Supply Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081950 [Member] | Viking Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081950 [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081950 [Member] | Granite Construction Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081950 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081950 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000081950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000081950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000081950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000081950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000081950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081950 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081950 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000027424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000027424 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000027424 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000027424 [Member] | Zijin Mining Group Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027424 [Member] | NARI Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027424 [Member] | Meituan Class B China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027424 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027424 [Member] | BYD Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027424 [Member] | PDD Holdings Inc ADR China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027424 [Member] | NetEase Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027424 [Member] | Tsingtao Brewery Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000027424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000027424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000027424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000027424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027424 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027424 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	92.30%
C000027424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	6.10%
C000027424 [Member] | MACAO
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027424 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000105228 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000105228 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000105228 [Member] | Zijin Mining Group Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105228 [Member] | NARI Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105228 [Member] | Meituan Class B China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105228 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105228 [Member] | BYD Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105228 [Member] | PDD Holdings Inc ADR China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105228 [Member] | NetEase Inc China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105228 [Member] | Tsingtao Brewery Co Ltd Class H China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000105228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000105228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000105228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105228 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	92.30%
C000105228 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	6.10%
C000105228 [Member] | MACAO
Holdings [Line Items]
Percent of Total Investments	1.60%
C000105228 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000158523 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158523 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158523 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158523 [Member] | U S Treasury Bonds 3 500 02 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158523 [Member] | FHLMC 5 500 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158523 [Member] | FHLMC 3 000 11 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158523 [Member] | U S Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158523 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158523 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158523 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158523 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
C000158523 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158523 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000158523 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000158523 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000158523 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158523 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000158523 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000158523 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000158523 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158523 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158523 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000027427 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027427 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027427 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027427 [Member] | U S Treasury Bonds 3 500 02 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027427 [Member] | FHLMC 5 500 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027427 [Member] | FHLMC 3 000 11 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027427 [Member] | U S Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027427 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027427 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027427 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027427 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
C000027427 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000027427 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000027427 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000027427 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000027427 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027427 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000027427 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000027427 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000027427 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027427 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027427 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000158522 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158522 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158522 [Member] | FHLMC 3 500 10 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158522 [Member] | U S Treasury Bonds 3 500 02 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158522 [Member] | FHLMC 5 500 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158522 [Member] | FHLMC 3 000 11 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158522 [Member] | U S Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158522 [Member] | FNMA 4 500 06 01 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158522 [Member] | FHLMC 2 500 10 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158522 [Member] | California State General Obligation School Improvements Build America Bonds 7 550 04 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158522 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
C000158522 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000158522 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000158522 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000158522 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000158522 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158522 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000158522 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000158522 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000158522 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158522 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158522 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%